Avenue Mutual Funds Trust

VIA EDGAR

October 30, 2012

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Avenue Mutual Funds Trust (the “Registrant”)
Act File Nos. 333-180165 and 811-22677

Dear Sir or Madam:

On behalf of the Registrant, enclosed for filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, please find for filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the “Fees and Expenses” table in the Prospectus Supplement, dated October 9, 2012, for the Avenue Credit Strategies Fund, a series of the Registrant, filed under Rule 497.

Please direct any comments to the undersigned at (617) 662-1744.

Sincerely,

/s/ Jon-Luc Dupuy
Jon-Luc Dupuy
Vice-President and Senior Counsel
State Street Corporation (Administrator for Registrant)